Related Party Transactions (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended			4 Months Ended	12 Months Ended		16 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fee expense	$ 0.0		$ 0.8	$ 0.0	$ 3.2	$ 3.1
Carlyle Investment Management Llc [Member]
Related Party Transaction [Line Items]
Fees and commissions	3.0				3.0
Management fee expense	$ 0.0		0.8		3.2	3.1
Pre tax charge related to management agreement		$ 13.4			13.4
Carlyle Investment Management Llc [Member] | One-time Fee [Member]
Related Party Transaction [Line Items]
Fees and commissions						35.0
Carlyle Investment Management Llc [Member] | Deferred Financing Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions						14.0
Carlyle Investment Management Llc [Member] | Acquisition-related Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions						21.0
Service King Collision Repair [Member]
Related Party Transaction [Line Items]
Related parties sales			$ 2.0		$ 4.0	2.0
Other Related Party [Member]
Related Party Transaction [Line Items]
Fees and commissions						$ 0.1	$ 2.1
Stock issued during period, shares, acquisitions					352,143
Stock issued during period, value, acquisitions					$ 0.5